General and administrative expenses - Disclosure of detailed information about general and administrative expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Selling, general and administrative expense [abstract]
Wages, benefits and consulting	$ (9,200)	$ (7,723)
Office, rent and administration	(907)	(800)
Professional and legal	(1,001)	(452)
Share-based payments	(2,168)	(1,789)
Travel, marketing, investor relations and regulatory	(1,317)	(966)
Other	(164)	(98)
Total	$ (14,757)	$ (11,828)